Right-of-use assets	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets
16. Right-of-use assets
The following table provides a breakdown for right-of-use assets:

(€ thousands)	Land and buildings	Industrial and commercial equipment	Plant and machinery	Other right-of-use assets	Total
Historical cost at January 1, 2022	715,325	572	168	5,784	721,849
Additions	135,933	32	—	1,816	137,781
Disposals	(101,692)	(80)	—	(1,789)	(103,561)
Exchange differences	9,357	—	—	(18)	9,339
Balance at December 31, 2022	758,923	524	168	5,793	765,408
Additions	139,057	66	—	2,872	141,995
Disposals	(65,322)	(545)	—	(2,091)	(67,958)
Business combinations	160,659	—	—	210	160,869
Exchange differences	(22,284)	—	—	(19)	(22,303)
Balance at December 31, 2023	971,033	45	168	6,765	978,011

Accumulated amortization at January 1, 2022	(347,403)	(449)	(81)	(3,446)	(351,379)
Amortization	(117,488)	(117)	(34)	(1,658)	(119,297)
Impairments	(2,369)	—	—	—	(2,369)
Disposals	82,858	80	—	1,694	84,632
Exchange differences	(1,494)	—	—	7	(1,487)
Balance at December 31, 2022	(385,896)	(486)	(115)	(3,403)	(389,900)
Amortization	(125,096)	(75)	(35)	(1,733)	(126,939)
Impairments	(832)	—	—	—	(832)
Disposals	58,161	546	—	1,653	60,360
Exchange differences	13,229	—	—	23	13,252
Balance at December 31, 2023	(440,434)	(15)	(150)	(3,460)	(444,059)

Carrying amount at:
January 1, 2022	367,922	123	87	2,338	370,470
December 31, 2022	373,027	38	53	2,390	375,508
December 31, 2023	530,599	30	18	3,305	533,952
The Group leases various retail stores, warehouses, equipment and vehicles. Rental contracts are typically made for fixed periods of 1 year to 15 years but may have extension options. Contracts may contain both lease and non-lease components. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Extension options in a range of 1 year to 10 years are included in a number of property leases across the Group. These are used to maximize operational flexibility in terms of managing the assets used in the Group’s operations. Such extension options are exercisable only by the Group and not by the respective lessor. Other tangible assets mainly refer to vehicles.
For the years ended December 31, 2023 and 2022 impairments were recognized for an amount of €832 thousand and €2,369 thousand, respectively, and primarily related to leased stores in Greater China Region and Europe that are part of the Zegna segment, to a leased stores in Greater China Region that is part of the Tom Ford Fashion segment, for 2023 only, and to a leased stores in Europe that is part of the Thom Browne segment, for 2022 only. For details related to the impairment testing performed over right-of-use assets, please refer to Note 15 — Property, plant and equipment.